Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	£ 6,057	£ 6,664
Amounts receivable under long-term incentive plans and share option plans	609	741
Total Directors' remuneration	6,666	7,405
Non-executive directors
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	1,708	1,881
Chairman and executive directors
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	4,349	4,783
Director
Related party transactions
Accrued benefits	£ 0	£ 0